Goodwill And Other Intangible Assets	12 Months Ended
Dec. 31, 2017
Goodwill And Other Intangible Assets
Goodwill And Other Intangible Assets

NOTE 7. GOODWILL AND OTHER INTANGIBLE ASSETS

The following table sets forth the changes in the carrying amounts of goodwill by segment, which is the same as reporting unit for Business Solutions, Entertainment Group and Consumer Mobility. The International segment has three reporting units: Mexico Wireless, Brazil and PanAmericana.

	Business Solutions	Entertainment Group	Consumer Mobility	International	Total
Balance as of December 31, 2015	$45,351	$38,673	$16,512	$4,032	$104,568
Goodwill acquired	22	380	14	65	481
Foreign currency translation adjustments	-	-	-	167	167
Other	(9)	-	-	-	(9)
Balance as of December 31, 2016	45,364	39,053	16,526	4,264	105,207
Goodwill acquired	-	210	-	-	210
Foreign currency translation adjustments	-	12	-	(30)	(18)
Other	31	5	14	-	50
Balance as of December 31, 2017	$45,395	$39,280	$16,540	$4,234	$105,449

The majority of our goodwill acquired during 2017 related to our acquisition of INVIDI Technologies, a leading provider in addressable advertising platforms, the final valuation of Quickplay Media and other adjustments. Other changes to our goodwill in 2017 include foreign currency translation adjustments.

The majority of our goodwill acquired during 2016 related to the final valuation of DIRECTV, Nextel Mexico and GSF Telecom, as well as our acquisition of Quickplay Media. Other changes to our goodwill in 2016 include foreign currency translation adjustments.

Our other intangible assets are summarized as follows:

	December 31, 2017			December 31, 2016
Other Intangible Assets	Gross Carrying Amount	Currency Translation Adjustment	Accumulated Amortization	Gross Carrying Amount	Currency Translation Adjustment	Accumulated Amortization
Amortized intangible assets:
Customer lists and relationships:
Wireless acquisitions	$764	$-	$683	$942	$-	$715
BellSouth Corporation	2,370	-	2,370	4,450	-	4,429
DIRECTV	19,551	(141)	8,950	19,547	(125)	5,618
AT&T Corp.	33	-	29	33	-	26
Mexican wireless	506	(97)	278	506	(108)	214
Subtotal	23,224	(238)	12,310	25,478	(233)	11,002
Trade names	2,942	(6)	2,366	2,942	(7)	1,394
Other	781	(3)	335	707	(3)	283
Total	$26,947	$(247)	$15,011	$29,127	$(243)	$12,679

Indefinite-lived intangible assets not subject to amortization:
Licenses:
Wireless licenses	$84,434			$82,474
Orbital slots	11,702			11,702
Trade names	6,451			6,479
Total	$102,587			$100,655

Amortized intangible assets are definite-life assets, and, as such, we record amortization expense based on a method that most appropriately reflects our expected cash flows from these assets, over a weighted-average life of 8.5 years (9.2 years for customer lists and relationships and 4.2 years for trade names and other). Amortization expense for definite-life intangible assets was $4,626 for the year ended December 31, 2017, $5,186 for the year ended December 31, 2016 and $2,728 for the year ended December 31, 2015. Amortization expense is estimated to be $3,002 in 2018, $2,489 in 2019, $2,009 in 2020, $1,535 in 2021, and $1,074 in 2022.

In 2017, we wrote off approximately $2,273 of fully amortized intangible assets (primarily customer lists). In 2016, we wrote off approximately $117 of fully amortized intangible assets (primarily customer lists). We review amortized intangible assets for impairment whenever events or circumstances indicate that the carrying amount may not be recoverable over the remaining life of the asset or asset group.